Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2022
Property, plant and equipment.
Schedule of detailed information about property, plant and equipment

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction*	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2021	3 871	11 554	128 986	27 476	26 134	198 021
Additions	20	80	701	58	21 754	22 613
to sustain existing operations	20	75	671	58	20 091	20 915
to expand operations	—	5	30	—	1 663	1 698
Reduction in rehabilitation provisions capitalised (note 32)	—	—	(33)	(56)	(395)	(484)
Finance costs capitalised	—	—	—	—	740	740
Assets capitalised or reclassified	(170)	(445)	17 482	88	(17 203)	(248)
Reclassification to held for sale (note 11)	(51)	(22)	(340)	—	(59)	(472)
Translation of foreign operations	407	908	13 527	—	195	15 037
Disposals and scrapping	(10)	(533)	(2 565)	(87)	(607)	(3 802)
Current year depreciation charge	—	(434)	(8 599)	(2 499)	—	(11 532)
Net impairment reversal of property, plant and equipment (note 9)	(57)	13	1 416	—	63	1 435
Carrying amount at 30 June 2022	4 010	11 121	150 575	24 980	30 622	221 308

*Includes intangible assets under construction.

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction*	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2020	5 591	11 954	152 255	30 043	27 802	227 645
Additions	18	4	1 063	43	14 894	16 022
to sustain existing operations	18	—	948	43	13 792	14 801
to expand operations	—	4	115	–	1 102	1 221
Net reclassification (to)/from other assets	(2)	56	(750)	20	722	46
Reduction in rehabilitation provisions capitalised	—	(4)	(55)	(1 401)	(965)	(2 425)
Establishment of joint operation[1]	325	1 097	28 079	–	62	29 563
Disposal of business[2]	(1 399)	(632)	(4 544)	(1)	(31)	(6 607)
Finance costs capitalised	—	—	–	–	880	880
Projects capitalised	73	837	11 918	2 654	(15 952)	(470)
Reclassification from/(to) held for sale (note 11)	98	349	(711)	(981)	(444)	(1 689)
Translation of foreign operations	(775)	(1 457)	(18 327)	98	(573)	(21 034)
Disposals and scrapping	(2)	(19)	(184)	(49)	(203)	(457)
Current year depreciation charge	—	(537)	(11 080)	(3 303)	–	(14 920)
Net impairment of property, plant and equipment (note 9)	(56)	(94)	(28 678)	353	(58)	(28 533)
Carrying amount at 30 June 2021	3 871	11 554	128 986	27 476	26 134	198 021

* Includes intangible assets under construction.

1Refer to note 10 for details.

2Relates mainly to the disposal of our 50% equity interest in Gemini HDPE LLC.

19	Property, plant and equipment continued

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
2022
Cost	4 357	21 466	356 420	49 388	30 622	462 253
Accumulated depreciation and impairment	(347)	(10 345)	(205 845)	(24 408)	—	(240 945)
	4 010	11 121	150 575	24 980	30 622	221 308
2021
Cost	4 145	20 462	334 432	47 606	26 134	432 779
Accumulated depreciation and impairment	(274)	(8 908)	(205 446)	(20 130)	—	(234 758)
	3 871	11 554	128 986	27 476	26 134	198 021
2020
Cost	5 844	21 418	325 837	84 822	27 802	465 723
Accumulated depreciation and impairment	(253)	(9 464)	(173 582)	(54 779)	—	(238 078)
	5 591	11 954	152 255	30 043	27 802	227 645

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
ADDITIONS TO PROPERTY, PLANT AND EQUIPMENT (CASH FLOW)
Current year additions	22 613	16 022	38 092
Adjustments for non-cash items	(20)	(77)	(2 947)
movement in environmental provisions capitalised	(20)	(77)	(2 947)

Per the statement of cash flows	22 593	15 945	35 145

Schedule of capital commitments (excluding equity accounted investments)

	2022	2021
for the year ended 30 June	Rm	Rm
Capital commitments (excluding equity accounted investments)

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	41 892	33 196
Authorised but not yet contracted for	35 830	33 297
Less expenditure to the end of year	(32 438)	(26 605)
	45 284	39 888

to sustain existing operations	30 805	25 591
to expand operations	14 479	14 297
ESTIMATED EXPENDITURE
Within one year	27 719	21 393
One to five years	17 565	18 495
	45 284	39 888

19Property, plant and equipment continued

Significant capital commitments and expenditure at 30 June comprise mainly of:

			Capital commitments		Capital expenditure
			2022	2021	2022	2021
Project	Project location	Business segment	Rm	Rm	Rm	Rm
Projects to sustain operations
Shutdown and major statutory maintenance	Various	Various	7 963	6 439	6 082	2 583
Environmental projects	Various	Various	3 449	3 033	1 520	1 806
Clean fuels II	Various	Fuels	2 632	1 483	893	237
Projects to expand operations
Environmental projects	South Africa	Fuels	640	—	—	—
Mozambique exploration and development	Mozambique	Gas	11 448	10 786	1 377	234
Lake Charles Chemical Project	United States	Chemicals America	—	798	99	684

Schedule of depreciation and amortisation expense

Buildings and improvements	1 - 17%, units of production over life of related reserve base
Retail convenience centres (included in buildings and improvements)	3 – 5%
Plant	2 – 50%
Equipment	3 – 91%
Vehicles	5 – 33%
Mineral assets	Units of production over life of related reserve base
Life-of-mine coal assets (included in mineral assets)	Units of production over life of related reserve base